Risk Report - Asset Quality - Collateral obtained during the reporting periods (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019 [1]
Collateral Obtained [Abstract]
Commercial real estate		€ 0	€ 0
Residential real estate	[2]	3	3
Other		0	0
Total collateral obtained during the reporting period		€ 3	€ 3

[1]	Numbers have been restated compared to prior year disclosure
[2]	Carrying amount of foreclosed residential real estate properties amounted to EUR27million as of December 31, 2020 and EUR29million as of December 31, 2019 (restated compared to prior year disclosure).